Offerings	Mar. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Offering Note	(1) Represents securities that may be offered and sold from time to time, separately, together or as units, in one or more offerings by Comtech Telecommunications Corp.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.10 par value per share
Offering Note	(1) Represents securities that may be offered and sold from time to time, separately, together or as units, in one or more offerings by Comtech Telecommunications Corp.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Debt Securities
Offering Note	(1) Represents securities that may be offered and sold from time to time, separately, together or as units, in one or more offerings by Comtech Telecommunications Corp.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	(1) Represents securities that may be offered and sold from time to time, separately, together or as units, in one or more offerings by Comtech Telecommunications Corp.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note	(1) Represents securities that may be offered and sold from time to time, separately, together or as units, in one or more offerings by Comtech Telecommunications Corp.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note	(1) Represents securities that may be offered and sold from time to time, separately, together or as units, in one or more offerings by Comtech Telecommunications Corp.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 125,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,262.5
Offering Note
(1) Represents securities that may be offered and sold from time to time, separately, together or as units, in one or more offerings by Comtech Telecommunications Corp.
(2) This registration statement covers an indeterminate amount and number of securities of each identified class of securities up to a proposed maximum aggregate offering price of $125,000,000, which may be offered from time to time in unspecified numbers and at indeterminate prices, and as may be issued upon conversion, redemption, repurchase, exchange or exercise of any securities registered hereunder, including under any applicable anti-dilution provisions. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, repurchase, exchange or exercise of other securities. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder.